Capital Ratios - Various Measures of Capital for Park and Each of PNB and VB (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	8.00%
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	6.00%
Leverage Ratio (to average total assets)
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Ratio	5.00%
Park National Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk-Based Capital (to risk-weighted assets), Actual Amount	$ 545,144	$ 502,680
Total Risk-Based Capital (to risk-weighted assets), Ratio	11.78%	11.17%
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	370,198	359,971
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	8.00%	8.00%
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount	462,747	449,964
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	10.00%	10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
Tier 1 Risk-Based Capital (to risk-weighted assets), Actual Amount	463,015	417,690
Tier 1 Risk-Based Capital (to risk-weighted assets), Ratio	10.01%	9.28%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	185,099	179,986
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%	4.00%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount	277,648	269,978
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	6.00%	6.00%
Leverage Ratio (to average total assets)
Leverage Ratio (to risk-weighted assets), Actual Amount	463,015	417,690
Leverage Ratio (to risk-weighted assets), Ratio	7.10%	6.43%
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Amount	261,025	259,769
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%	4.00%
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Amount	326,281	324,711
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Ratio	5.00%	5.00%
Park
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk-Based Capital (to risk-weighted assets), Actual Amount	754,605	732,413
Total Risk-Based Capital (to risk-weighted assets), Ratio	15.91%	15.77%
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	379,446	371,477
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	8.00%	8.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
Tier 1 Risk-Based Capital (to risk-weighted assets), Actual Amount	629,410	609,411
Tier 1 Risk-Based Capital (to risk-weighted assets), Ratio	13.27%	13.12%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	189,723	185,739
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%	4.00%
Leverage Ratio (to average total assets)
Leverage Ratio (to risk-weighted assets), Actual Amount	629,410	609,411
Leverage Ratio (to risk-weighted assets), Ratio	9.48%	9.17%
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Amount	$ 265,633	$ 265,719
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%	4.00%